Equity and Capital Management (Details) - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2022
Equity and Capital Management [Abstract]
Nominal value of per share (in Dollars per share)	$ 0.001		$ 0.001
Weighted average shares	41,948,748	41,948,748